CONCENTRATIONS (Details Narrative) - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 31, 2023	Dec. 30, 2023
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%		48.00%		0.00%
Allowance for credit loss	$ 174,000
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%		34.00%		12.00%
Allowance for credit loss	$ 179,000
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			0.00%		28.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		48.00%		60.00%
Allowance for credit loss		$ 249,000
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	40.00%
Allowance for credit loss	$ 357,000
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	34.00%
Allowance for credit loss	$ 182,000	$ 173,000